ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Advance from end users*	35,888	44,006	38,663	5,554
Business tax and other taxes payable	4,118	4,276	1,136	164
Deferred government grant	2,807	3	—	—
Professional fees payable	12,039	8,160	2,878	413
Promotional events payables	7,753	8,290	2,172	312
Decoration payables	5,328	3,096	336	48
Unpaid consideration for business combination**	54,550	—	—	—
Others	23,750	20,318	6,213	890

	146,233	88,149	51,398	7,381

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

**   Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2017. On February 9, 2018, the Company announced that it has disposed of its 51% equity interest in Qufan for a total consideration of USD19.4 million (RMB122.0 million), which has been offset by the unpaid contingent consideration of RMB54.6 million as of the disposal date.